Income Taxes - Additional Information (Detail)	3 Months Ended		6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Income tax [Line items]
Domestic statutory tax rate	38.00%	38.00%	38.00%	38.00%
Effective tax rate	47.40%	84.90%	43.80%	79.20%
Difference between the domestic statutory tax rate	38.00%	38.00%	38.00%	38.00%
Between April 1, 2012 and March 31, 2015 [Member]
Income tax [Line items]
Domestic statutory tax rate			38.00%	38.00%
April 1, 2015 and thereafter [Member]
Income tax [Line items]
Domestic statutory tax rate			36.00%	36.00%